Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

Note 11	— Intangible Assets, Net
Intangible assets, net as of March 31, 2013 consisted of the following (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,107	$(22,853)	$94,254
Member relationships	37,842	(27,729)	10,113
Distributor relationships and other	4,842	(897)	3,945
	$159,791	$(51,479)	$108,312

Intangible assets, net as of December 31, 2012 consisted of the following (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,672	$(20,931)	$96,741
Member relationships	38,017	(26,348)	11,669
Distributor relationships and other	4,866	(778)	4,088
	$160,555	$(48,057)	$112,498

Amortization expense for management contracts is recognized on a straight-line basis over the estimated useful lives ranging from five to twenty-five years. Amortization expense for management contracts was $2.2 million and $1.4 million for the three months ended March 31, 2013 and 2012, respectively. Amortization expense for member relationships, distributor relationships and other is amortized over the period of time that the relationships are expected to produce cash flows. Amortization expense for member relationships, distributor relationships and other intangibles was $1.6 million and $0.5 million for the three months ended March 31, 2013 and 2012, respectively. Membership relationships and distributor relationships have estimated useful lives ranging from three to thirty years. However, the Company expects to generate significantly more cash flows during the earlier years of the relationships than the later years. Consequently, amortization expenses on these relationships decrease significantly over the lives of the relationships.
The estimated aggregate amortization expense for intangible assets is expected to be $13.3 million, $12.0 million, $8.5 million, $7.4 million and $6.5 million for the twelve months ending March 31, 2014 through 2018, respectively.

Intangible Assets, Net
Intangible assets, net consisted of the following as of December 31, 2012 (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$117,672	$(20,931)	$96,741
Member relationships	38,017	(26,348)	11,669
Distributor relationships and other	4,866	(778)	4,088
	$160,555	$(48,057)	$112,498
Intangible assets, net consisted of the following as of December 31, 2011 (in thousands):

	Gross Carrying Cost	Accumulated Amortization	Net Book Value
Management contracts	$75,043	$(14,072)	$60,971
Member relationships	29,325	(23,032)	6,293
Distributor relationships and other	1,230	(385)	845
	$105,598	$(37,489)	$68,109

In connection with the ILX Acquisition completed in August 2010, the Company recorded $8.8 million of intangible assets based on the final appraisal.
In connection with the Tempus Resorts Acquisition completed in July 2011, the Company recorded $28.8 million of intangible assets based on the final appraisal.
In connection with the PMR Acquisition completed in May 2012, the Company recorded $48.9 million of intangible assets based on an appraisal.
In connection with the Aegean Blue Acquisition completed in October 2012, the Company recorded $5.9 million of intangible assets based on a preliminary appraisal. See Note 21— Business Combinations for further details on these acquisitions.
Amortization expense for management contracts is recognized on a straight-line basis over the estimated useful lives ranging from five to twenty-five years. Amortization expense for management contracts was $6.9 million, $4.7 million and $3.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. Amortization expense for member relationships, distributor relationships and other is amortized over the period of time that the relationships are expected to produce cash flows. Amortization expense for member relationships, distributor relationships and other intangibles was $3.6 million, $1.9 million and $2.0 million for the years ended December 31, 2012, 2011 and 2010, respectively. Membership relationships and distributor relationships have estimated useful lives ranging from three to thirty years. However, the Company expects to generate significantly more cash flows during the earlier years of the relationships than the later years. Consequently, amortization expenses on these relationships decrease significantly over the lives of the relationships.
The estimated aggregate amortization expense for intangible assets is expected to be $13.3 million, $12.7 million, $10.0 million, $7.6 million and $6.8 million for the years ending December 31, 2013 through 2017, respectively.